Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS MUNICIPAL SERIES TRUST
Central Index Key	0000751656
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Jul. 29, 2013
MFS® Alabama Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFALX
MFS® Alabama Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBABX
MFS® Arkansas Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFARX
MFS® Arkansas Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBARX
MFS® California Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MCFTX
MFS® California Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBCAX
MFS® California Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MCCAX
MFS® Georgia Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MMGAX
MFS® Georgia Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBGAX
MFS® Maryland Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFSMX
MFS® Maryland Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBMDX
MFS® Massachusetts Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFSSX
MFS® Massachusetts Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBMAX
MFS® Mississippi Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MISSX
MFS® Mississippi Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBMSX
MFS® Municipal Income Fund | A
Risk/Return:
Trading Symbol	MFIAX
MFS® Municipal Income Fund | B
Risk/Return:
Trading Symbol	MMIBX
MFS® Municipal Income Fund | C
Risk/Return:
Trading Symbol	MMICX
MFS® Municipal Income Fund | A1
Risk/Return:
Trading Symbol	MMIDX
MFS® Municipal Income Fund | B1
Risk/Return:
Trading Symbol	MMIGX
MFS® Municipal Income Fund | I
Risk/Return:
Trading Symbol	MIMIX
MFS® New York Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MSNYX
MFS® New York Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBNYX
MFS® New York Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MCNYX
MFS® North Carolina Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MSNCX
MFS® North Carolina Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBNCX
MFS® North Carolina Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MCNCX
MFS® Pennsylvania Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFPAX
MFS® Pennsylvania Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBPAX
MFS® South Carolina Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFSCX
MFS® South Carolina Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBSCX
MFS® Tennessee Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MSTNX
MFS® Tennessee Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBTNX
MFS® Virginia Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MSVAX
MFS® Virginia Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBVAX
MFS® Virginia Municipal Bond Fund | C
Risk/Return:
Trading Symbol	MVACX
MFS® West Virginia Municipal Bond Fund | A
Risk/Return:
Trading Symbol	MFWVX
MFS® West Virginia Municipal Bond Fund | B
Risk/Return:
Trading Symbol	MBWVX